Schedule of Warrants Outstanding (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Beginning balance	1,578,880	1,083,880
Weighted Average Exercise Price Beginning balance	$ 0.021	$ 0.034
Weighted Average Remaining contractual life Beginning balance		5 years
Number of Shares Expired		(505,000)
Weighted Average Exercise Price Expired		$ 0.15
Number of Shares Granted		1,000,000
Weighted Average Exercise Price Granted		$ 0.008
Weighted Average Remaining contractual life Granted		5 years
Weighted Average Remaining contractual life Ending balance	3 years	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Expirations		505,000
Number of Shares Ending balance	1,578,880	1,578,880
Weighted Average Exercise Price Ending balance	$ 0.026	$ 0.021